Securities Available for Sale - Schedule of Available-for-sale Securities Reconciliation (Details) (Parenthetical) $ in Thousands	Sep. 30, 2017 USD ($)
Asset-backed Securities, Securitized Loans and Receivables [Member] | LendingClub Corp [Member]
Assets backed securities	$ 32,500